SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2006

ASSETS:

Investments at value:

      Janus Aspen Series:
      -------------------
         Aspen Large Cap Growth Portfolio, 8,952 shares (cost $181,487)                $        206,956
         Aspen Mid Cap Growth Portfolio, 112,846 shares (cost $2,394,155)                     3,720,527
         Aspen Forty Portfolio, 3,899 shares (cost $88,958)                                     117,613
         Aspen Worldwide Growth Portfolio, 1,807 shares (cost $51,195)                           58,682
         Aspen Balanced Portfolio, 5,651 shares (cost $131,559)                                 157,615

      T. Rowe Price Fixed Income Series, Inc.:
      ----------------------------------------
         Prime Reserve Portfolio, 204,160 shares (cost $204,160)                                204,160
         Limited Term Bond Portfolio, 30,281 shares (cost $151,934)                             148,076

      T. Rowe Price Equity Series, Inc.:
      ----------------------------------
         Equity Income Portfolio, 14,040 shares (cost $305,141)                                 348,760
         Personal Strategy Balanced Portfolio, 113,512 shares (cost $1,781,649)               2,221,432

      T. Rowe Price International Series, Inc.:
      -----------------------------------------
         International Stock Portfolio, 5,185 shares (cost $77,990)                              93,179
                                                                                         ---------------


      NET ASSETS                                                                       $      7,277,000
                                                                                         ===============








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS

                                                                      For the Years ended December 31,
                                               -------------------------------------------------------------------------------

                                                     Janus Aspen                Janus Aspen                Janus Aspen
                                                  Large Cap Growth*            Mid Cap Growth                Forty**
                                               -----------------------     -----------------------     -----------------------
                                                 2006          2005          2006          2005          2006          2005
                                               ---------     ---------     ---------     ---------     ---------     ---------
Investment Income:
  Dividends                                    $     955     $     587     $       -     $       -     $     421     $     280

Expenses:
  Mortality and expense risk charges               2,093         1,739        37,315        36,458         1,290         1,365
                                               ---------     ---------     ---------     ---------     ---------     ---------

Net investment income (loss)                      (1,138)       (1,152)      (37,315)      (36,458)         (869)       (1,085)
                                               ---------     ---------     ---------     ---------     ---------     ---------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             7,443        14,736       225,918       (39,886)       15,714         8,109

  Capital gain distributions received                  -             -             -             -             -             -
                                               ---------     ---------     ---------     ---------     ---------     ---------

  Realized gain (loss) on investments and
    capital gain distributions, net                7,443        14,736       225,918       (39,886)       15,714         8,109

Unrealized appreciation (depreciation), net       13,316        (8,872)      233,197       454,781        (5,977)        7,800
                                               ---------     ---------     ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
  from operations                              $  19,621     $   4,712     $ 421,800     $ 378,437     $   8,868     $  14,824
                                               =========     =========     =========     =========     =========     =========



                                                        For the Years ended December 31,
                                               ---------------------------------------------------

                                                    Janus Aspen                 Janus Aspen
                                                  Worldwide Growth                Balanced
                                               -----------------------     -----------------------
                                                 2006          2005          2006          2005
                                               ---------     ---------     ---------     ---------
Investment Income:
  Dividends                                    $   1,104     $     489     $   3,439     $   3,344

Expenses:
  Mortality and expense risk charges                 662           346         1,664         1,488
                                               ---------     ---------     ---------     ---------

Net investment income (loss)                         442           143         1,775         1,856
                                               ---------     ---------     ---------     ---------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)             5,500          (315)        8,335         2,606

  Capital gain distributions received                  -             -             -             -
                                               ---------     ---------     ---------     ---------

  Realized gain (loss) on investments and
    capital gain distributions, net                5,500          (315)        8,335         2,606

Unrealized appreciation (depreciation), net        2,216         1,641         4,093         5,407
                                               ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
  from operations                              $   8,158     $   1,469     $  14,203     $   9,869
                                               =========     =========     =========     =========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS

                                                                  For the Years ended December 31,
                                               ----------------------------------------------------------------------

                                                  T. Rowe Price            T. Rowe Price             T. Rowe Price
                                                  Prime Reserve          Limited Term Bond           Equity Income
                                               --------------------    ---------------------     --------------------
                                                2006        2005         2006        2005         2006         2005
                                               --------    --------    --------     --------     --------    --------
Investment Income:
  Dividends                                    $  8,945    $  5,608    $  5,974     $  5,689     $  4,908    $  3,752

Expenses:
  Mortality and expense risk charges              2,079       2,143       1,568        1,679        3,194       2,299
                                               --------    --------    --------     --------     --------    --------

Net investment income (loss)                      6,866       3,465       4,406        4,010        1,714       1,453
                                               --------    --------    --------     --------     --------    --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                -           -        (636)      (1,378)       9,406      16,131

  Capital gain distributions received                 -           -           -            -        9,085      12,814
                                               --------    --------    --------     --------     --------    --------

  Realized gain (loss) on investments and
    capital gain distributions, net                   -           -        (636)      (1,378)      18,491      28,945

Unrealized appreciation (depreciation), net           -           -         670       (1,668)      30,755     (24,581)
                                               --------    --------    --------     --------     --------    --------

Net increase (decrease) in net assets
  from operations                              $  6,866    $  3,465    $  4,440     $    964     $ 50,960    $  5,817
                                               ========    ========    ========     ========     ========    ========


                                                     For the Years ended December 31,
                                               ---------------------------------------------
                                                  T. Rowe Price
                                                Personal Strategy          T. Rowe Price
                                                    Balanced            International Stock
                                               --------------------    ---------------------
                                                 2006        2005         2006        2005
                                               --------    --------    --------     --------
Investment Income:
  Dividends                                    $ 45,699    $ 37,069    $  1,023     $  1,122

Expenses:
  Mortality and expense risk charges             22,768      21,976         851          203
                                               --------    --------    --------     --------

Net investment income (loss)                     22,931      15,093         172          919
                                               --------    --------    --------     --------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)           44,662      38,545       2,367        1,586

  Capital gain distributions received            67,305      18,126         307          244
                                               --------    --------    --------     --------

  Realized gain (loss) on investments and
    capital gain distributions, net             111,967      56,671       2,674        1,830

Unrealized appreciation (depreciation), net      87,868      35,481      10,976        1,350
                                               --------    --------    --------     --------

Net increase (decrease) in net assets
  from operations                              $222,766    $107,245    $ 13,822     $  4,099
                                               ========    ========    ========     ========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Years ended December 31,
                                                 ---------------------------------------------------------------------------------

                                                        Janus Aspen                Janus Aspen                 Janus Aspen
                                                     Large Cap Growth*            Mid Cap Growth                  Forty**
                                                 -------------------------   -------------------------   -------------------------
                                                    2006           2005         2006          2005          2006           2005
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                   $    (1,138)  $    (1,152)  $   (37,315)  $   (36,458)  $      (869)  $    (1,085)

  Realized gains (losses) on investments               7,443        14,736       225,918       (39,886)       15,714         8,109

  Unrealized appreciation (depreciation), net         13,316        (8,872)      233,197       454,781        (5,977)        7,800
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
from operations                                       19,621         4,712       421,800       378,437         8,868        14,824
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                   30,148        50,141       366,581       433,958        13,732        19,582

  Transfers between subaccounts, net                  29,590        14,687       (75,888)     (106,457)        1,126         2,117

  Withdrawals and surrenders                         (31,796)      (30,396)     (241,800)     (260,081)      (32,618)      (14,985)

  Monthly deductions                                 (15,212)      (14,065)     (301,735)     (313,815)       (7,298)       (8,832)

  Policy loans                                        (1,988)      (13,339)      (23,212)      (18,065)       (1,780)       (1,245)

  Death benefits                                           -          (134)            -        (2,079)            -             -
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions                  10,742         6,894      (276,054)     (266,539)      (26,838)       (3,363)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Total increase (decrease) in net assets               30,363        11,606       145,746       111,898       (17,970)       11,461

Net assets at beginning of year                      176,593       164,987     3,574,781     3,462,883       135,583       124,122
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Net assets at end of year                        $   206,956   $   176,593   $ 3,720,527   $ 3,574,781   $   117,613   $   135,583
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                                                           For the Years ended December 31,
                                                 -----------------------------------------------------

                                                        Janus Aspen                  Janus Aspen
                                                      Worldwide Growth                Balanced
                                                 -------------------------   -------------------------
                                                    2006           2005         2006          2005
                                                 -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                   $       442   $       143   $     1,775   $     1,856

  Realized gains (losses) on investments               5,500          (315)        8,335         2,606

  Unrealized appreciation (depreciation), net          2,216         1,641         4,093         5,407
                                                 -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
from operations                                        8,158         1,469        14,203         9,869
                                                 -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                    5,090         5,091        20,891        23,340

  Transfers between subaccounts, net                  29,590         5,581             -         3,218

  Withdrawals and surrenders                         (17,079)       (4,551)      (21,872)       (1,538)

  Monthly deductions                                  (5,366)       (2,736)      (10,863)      (10,817)

  Policy loans                                        (2,195)           12          (229)           14

  Death benefits                                           -           (67)            -             -
                                                 -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions                  10,040         3,330       (12,073)       14,217
                                                 -----------   -----------   -----------   -----------

Total increase (decrease) in net assets               18,198         4,799         2,130        24,086

Net assets at beginning of year                       40,484        35,685       155,485       131,399
                                                 -----------   -----------   -----------   -----------

Net assets at end of year                        $    58,682   $    40,484   $   157,615   $   155,485
                                                 ===========   ===========   ===========   ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the Years ended December 31,
                                               ---------------------------------------------------------------------------------

                                                      T. Rowe Price              T. Rowe Price              T. Rowe Price
                                                      Prime Reserve            Limited Term Bond            Equity Income
                                               -------------------------   -------------------------   -------------------------
                                                  2006          2005          2006          2005          2006          2005
                                               -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $     6,866   $     3,465   $     4,406   $     4,010   $     1,714   $     1,453

  Realized gains (losses) on investments                 -             -          (636)       (1,378)       18,491        28,945

  Unrealized appreciation (depreciation), net            -             -           670        (1,668)       30,755       (24,581)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
from operations                                      6,866         3,465         4,440           964        50,960         5,817
                                               -----------   -----------   -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                 13,256        15,598        14,479        16,052        46,454        42,016

  Transfers between subaccounts, net                 3,895        (5,545)       (4,481)      (23,077)        4,219        71,136

  Withdrawals and surrenders                          (986)       (5,709)       (1,504)       (3,460)         (833)      (21,430)

  Monthly deductions                               (16,322)      (18,139)      (13,343)      (14,137)      (25,525)      (22,236)

  Policy loans                                        (364)       (1,046)         (563)       (1,901)         (236)       (5,312)

  Death benefits                                         -             -             -          (132)            -          (358)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions                  (521)      (14,841)       (5,412)      (26,655)       24,079        63,816
                                               -----------   -----------   -----------   -----------   -----------   -----------

Total increase (decrease) in net assets              6,345       (11,376)         (972)      (25,691)       75,039        69,633

Net assets at beginning of year                    197,815       209,191       149,048       174,739       273,721       204,088
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net assets at end of year                      $   204,160   $   197,815   $   148,076   $   149,048   $   348,760   $   273,721
                                               ===========   ===========   ===========   ===========   ===========   ===========


                                                         For the Years ended December 31,
                                               -----------------------------------------------------

                                                     T. Rowe Price
                                                   Personal Strategy             T. Rowe Price
                                                        Balanced             International Stock
                                               -------------------------   -------------------------
                                                  2006          2005          2006          2005
                                               -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)                 $    22,931   $    15,093   $       172   $       919

  Realized gains (losses) on investments           111,967        56,671         2,674         1,830

  Unrealized appreciation (depreciation), net       87,868        35,481        10,976         1,350
                                               -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
from operations                                    222,766       107,245        13,822         4,099
                                               -----------   -----------   -----------   -----------

Contract transactions:
  Purchase payments                                112,664       131,935         8,290         3,302

  Transfers between subaccounts, net                 9,841       (19,671)        2,108        58,011

  Withdrawals and surrenders                       (40,778)     (174,516)       (1,940)       (2,219)

  Monthly deductions                              (110,066)     (112,537)       (4,988)       (2,750)

  Policy loans                                     (76,736)       (4,395)         (433)           (1)

  Death benefits                                      (423)         (141)            -          (213)
                                               -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions              (105,498)     (179,325)        3,037        56,130
                                               -----------   -----------   -----------   -----------

Total increase (decrease) in net assets            117,268       (72,080)       16,859        60,229

Net assets at beginning of year                  2,104,164     2,176,244        76,320        16,091
                                               -----------   -----------   -----------   -----------

Net assets at end of year                      $ 2,221,432   $ 2,104,164   $    93,179   $    76,320
                                               ===========   ===========   ===========   ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 and 2005

1.    ORGANIZATION
      ------------
      The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. The Company discontinued new sales of variable life insurance contracts on October 13, 2003. The Account is an accounting entity wherein all segregated account transactions are reflected.

      The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

      The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.    SIGNIFICANT ACCOUNTING POLICIES
      -------------------------------
      The financial statements have been prepared in conformity with accounting principles general accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

      VALUATION OF INVESTMENTS

      Investment in shares of the Funds are valued at each Fund's offering and redemption price.

      POLICY LOANS

      The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

      FEDERAL INCOME TAXES

      The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

      Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

3.    PURCHASES AND SALES OF SECURITIES
      ---------------------------------
      In 2006, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                     PROCEEDS
                                                                                  PURCHASES          ON SALES
                                                                                ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                                     $      61,634     $      52,023
      Janus Aspen Mid Cap Growth Portfolio                                             373,102           686,470
   ** Janus Aspen Forty Portfolio                                                       16,008            43,723
      Janus Aspen Worldwide Growth Portfolio                                            35,898            25,416
      Janus Aspen Balanced Portfolio                                                    24,338            34,635
      T. Rowe Price Prime Reserve Portfolio                                             26,509            20,164
      T. Rowe Price Limited Term Bond Portfolio                                         20,735            21,741
      T. Rowe Price Equity Income Portfolio                                             64,717            29,838
      T. Rowe Price Personal Strategy Balanced Portfolio                               236,916           252,177
      T. Rowe Price International Stock Portfolio                                       11,765             8,248
                                                                                ---------------   ---------------
         Total                                                                   $     871,622     $   1,174,435
                                                                                ===============   ===============

      In 2005, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                     PROCEEDS
                                                                                  PURCHASES          ON SALES
                                                                                ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                                     $      74,847     $      69,105
      Janus Aspen Mid Cap Growth Portfolio                                             441,689           744,686
   ** Janus Aspen Forty Portfolio                                                       23,561            28,009
      Janus Aspen Worldwide Growth Portfolio                                            13,121             9,648
      Janus Aspen Balanced Portfolio                                                    32,363            16,290
      T. Rowe Price Prime Reserve Portfolio                                             21,743            33,119
      T. Rowe Price Limited Term Bond Portfolio                                         24,858            47,503
      T. Rowe Price Equity Income Portfolio                                            132,938            54,855
      T. Rowe Price Personal Strategy Balanced Portfolio                               194,971           341,077
      T. Rowe Price International Stock Portfolio                                       62,875             5,582
                                                                                ---------------   ---------------
         Total                                                                   $   1,022,966     $   1,349,874
                                                                                ===============   ===============

       *Formerly Janus Aspen Growth Portfolio
      **Formerly Janus Aspen Capital Appreciation Portfolio

4.    EXPENSES AND RELATED PARTY TRANSACTIONS
      ---------------------------------------
      A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 6).

      At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

      The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

      Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.    CHANGES IN UNITS OUTSTANDING
      ----------------------------
      The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                                                     UNITS           UNITS          NET INCREASE
                                                                     ISSUED         REDEEMED         (DECREASE)
                                                                   -----------   ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                            9,593             7,770             1,823
      Janus Aspen Mid Cap Growth Portfolio                             13,844            24,195           (10,351)
   ** Janus Aspen Forty Portfolio                                       1,942             5,309            (3,367)
      Janus Aspen Worldwide Growth Portfolio                            5,541             3,946             1,595
      Janus Aspen Balanced Portfolio                                    1,839             2,900            (1,061)
      T. Rowe Price Prime Reserve Portfolio                               935               967               (32)
      T. Rowe Price Limited Term Bond Portfolio                           632               859              (227)
      T. Rowe Price Equity Income Portfolio                             3,308             1,739             1,569
      T. Rowe Price Personal Strategy Balanced Portfolio                2,958             5,378            (2,420)
      T. Rowe Price International Stock Portfolio                       1,088               783               305

      The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                     UNITS           UNITS          NET INCREASE
                                                                     ISSUED         REDEEMED         (DECREASE)
                                                                   -----------   ---------------   ---------------
    * Janus Aspen Large Cap Growth Portfolio                           12,493            11,451             1,042
      Janus Aspen Mid Cap Growth Portfolio                             18,850            29,520           (10,670)
   ** Janus Aspen Forty Portfolio                                       3,135             3,514              (379)
      Janus Aspen Worldwide Growth Portfolio                            2,140             1,630               510
      Janus Aspen Balanced Portfolio                                    2,796             1,419             1,377
      T. Rowe Price Prime Reserve Portfolio                               886             1,699              (813)
      T. Rowe Price Limited Term Bond Portfolio                           833             1,996            (1,163)
      T. Rowe Price Equity Income Portfolio                             8,194             3,742             4,452
      T. Rowe Price Personal Strategy Balanced Portfolio                3,635             8,306            (4,671)
      T. Rowe Price International Stock Portfolio                       7,128               688             6,440

       *Formerly Janus Aspen Growth Portfolio
      **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

6.    FINANCIAL HIGHLIGHTS
      --------------------
      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

                                                                                               EXPENSES       INCOME
                                                                          NET ASSETS          AS A % OF     AS A % OF
                                                                       -------------------     AVERAGE       AVERAGE
                                                                         UNIT                    NET           NET        TOTAL
                                                            UNITS       VALUE      (000'S)      ASSETS#       ASSETS      RETURN
                                                            -----       -----      -------      -------       ------      ------
    * Janus Aspen Large Cap Growth Portfolio                30,635     $ 6.76      $  207        1.05%        0.48 %      10.22 %
      Janus Aspen Mid Cap Growth Portfolio                 128,845      28.88       3,721        1.05            -        12.44
   ** Janus Aspen Forty Portfolio                           13,601       8.65         118        1.05         0.34         8.21
      Janus Aspen Worldwide Growth Portfolio                 8,266       7.10          59        1.05         1.72        16.98
      Janus Aspen Balanced Portfolio                        13,108      12.02         158        1.05         2.15         9.57
      T. Rowe Price Prime Reserve Portfolio                 10,713      19.06         204        1.05         4.49         3.51
      T. Rowe Price Limited Term Bond Portfolio              6,216      23.82         148        1.05         3.99         2.98
      T. Rowe Price Equity Income Portfolio                 20,659      16.88         349        1.05         1.59        17.74
      T. Rowe Price Personal Strategy Balanced Portfolio    49,896      44.52       2,221        1.05         2.09        10.69
      T. Rowe Price International Stock Portfolio            8,802      10.59          93        1.05         1.24        17.87

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

                                                                                               EXPENSES       INCOME
                                                                          NET ASSETS          AS A % OF     AS A % OF
                                                                       -------------------     AVERAGE       AVERAGE
                                                                         UNIT                    NET           NET        TOTAL
                                                            UNITS       VALUE      (000'S)      ASSETS#       ASSETS      RETURN
                                                            -----       -----      -------      -------       ------      ------
    * Janus Aspen Large Cap Growth Portfolio                28,812      $ 6.13     $  177        1.05%        0.35 %       3.16 %
      Janus Aspen Mid Cap Growth Portfolio                 139,196       25.68      3,575        1.05            -        11.14
   ** Janus Aspen Forty Portfolio                           16,968        7.99        136        1.05         0.21        11.68
      Janus Aspen Worldwide Growth Portfolio                 6,671        6.07         40        1.05         1.49         4.76
      Janus Aspen Balanced Portfolio                        14,168       10.97        155        1.05         2.34         6.83
      T. Rowe Price Prime Reserve Portfolio                 10,745       18.41        198        1.05         2.75         1.72
      T. Rowe Price Limited Term Bond Portfolio              6,443       23.13        149        1.05         3.57         0.69
      T. Rowe Price Equity Income Portfolio                 19,090       14.34        274        1.05         1.70         2.84
      T. Rowe Price Personal Strategy Balanced Portfolio    52,317       40.22      2,104        1.05         1.77         5.32
      T. Rowe Price International Stock Portfolio            8,497        8.98         76        1.05         5.60        14.82

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

    * Formerly Janus Aspen Growth Portfolio
   ** Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                               EXPENSES       INCOME
                                                                          NET ASSETS          AS A % OF     AS A % OF
                                                                       -------------------     AVERAGE       AVERAGE
                                                                         UNIT                    NET           NET        TOTAL
                                                            UNITS       VALUE      (000'S)      ASSETS#       ASSETS      RETURN
                                                            -----       -----      -------      -------       ------      ------
      Janus Aspen Growth Portfolio                          27,770      $ 5.94     $  165        1.05 %       0.14 %       3.48 %
      Janus Aspen Mid Cap Growth Portfolio                 149,866       23.11      3,462        1.05            -        19.55
      Janus Aspen Capital Appreciation Portfolio            17,347        7.16        124        1.05         0.24        17.06
      Janus Aspen Worldwide Growth Portfolio                 6,161        5.79         36        1.05         1.04         3.73
      Janus Aspen Balanced Portfolio                        12,791       10.27        131        1.05         2.31         7.45
      T. Rowe Price Prime Reserve Portfolio                 11,558       18.10        209        1.05         0.88        (0.12)
      T. Rowe Price Limited Term Bond Portfolio              7,606       22.98        175        1.05         3.30         0.09
      T. Rowe Price Equity Income Portfolio                 14,638       13.94        204        1.05         1.59        13.78
      T. Rowe Price Personal Strategy Balanced Portfolio    56,988       38.19      2,176        1.05         2.04        11.68
      T. Rowe Price International Stock Portfolio            2,057        7.82         16        1.05         1.25        12.64

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                               EXPENSES       INCOME
                                                                          NET ASSETS          AS A % OF     AS A % OF
                                                                       -------------------     AVERAGE       AVERAGE
                                                                         UNIT                    NET           NET        TOTAL
                                                            UNITS       VALUE      (000'S)      ASSETS#       ASSETS      RETURN
                                                            -----       -----      -------      -------       ------      ------
      Janus Aspen Growth Portfolio                          31,297      $ 5.74     $  180        1.05 %       0.10 %      30.56 %
      Janus Aspen Mid Cap Growth Portfolio                 161,763       19.33      3,126        1.05            -        33.90
      Janus Aspen Capital Appreciation Portfolio            19,470        6.11        119        1.05         0.48        19.46
      Janus Aspen Worldwide Growth Portfolio                 6,181        5.58         35        1.05         1.12        22.88
      Janus Aspen Balanced Portfolio                        12,360        9.56        118        1.05         2.20        13.03
      T. Rowe Price Prime Reserve Portfolio                 11,655       18.12        211        1.05         0.70        (0.21)
      T. Rowe Price Limited Term Bond Portfolio              8,372       22.95        192        1.05         3.78         3.39
      T. Rowe Price Equity Income Portfolio                 13,007       12.25        159        1.05         1.76        24.38
      T. Rowe Price Personal Strategy Balanced Portfolio    57,705       34.19      1,973        1.05         2.22        23.69
      T. Rowe Price International Stock Portfolio            1,518        6.94         11        1.05         1.53        29.35

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2006 and 2005

      A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                               EXPENSES       INCOME
                                                                          NET ASSETS          AS A % OF     AS A % OF
                                                                       -------------------     AVERAGE       AVERAGE
                                                                         UNIT                    NET           NET        TOTAL
                                                            UNITS       VALUE      (000'S)      ASSETS#       ASSETS      RETURN
                                                            -----       -----      -------      -------       ------      ------
      Janus Aspen Growth Portfolio                          24,625      $ 4.40     $  108        1.05 %          - %     (27.19)%
      Janus Aspen Aggressive Growth Portfolio              168,199       14.43      2,428        1.05            -       (28.63)
      Janus Aspen Capital Appreciation Portfolio            17,464        5.12         89        1.05         0.60       (16.45)
      Janus Aspen Worldwide Growth Portfolio                 6,026        4.54         27        1.05         0.87       (26.22)
      Janus Aspen Balanced Portfolio                        13,416        8.46        113        1.05         2.93        (7.29)
      T. Rowe Price Prime Reserve Portfolio                 13,064       18.16        237        1.05         1.66         0.62
      T. Rowe Price Limited Term Bond Portfolio              8,232       22.20        183        1.05         5.21         4.92
      T. Rowe Price Equity Income Portfolio                  8,743        9.85         86        1.05         1.94       (13.91)
      T. Rowe Price Personal Strategy Balanced Portfolio    59,288       27.64      1,639        1.05         2.59        (8.63)
      T. Rowe Price International Stock Portfolio            1,209        5.37          6        1.05         1.25       (19.06)

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

7.    DIVERSIFICATION REQUIREMENTS
      ----------------------------
      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

      The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.